Accrued income tax - non-current (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Income Taxes [Abstract]
Schedule of Accrued income tax - non-current
	As of December 31,
	2017	2018
	RMB	RMB
Accrued income tax – non-current	6,041,195	-